General	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General

NOTE 1 – GENERAL

A.	Operations

Save Foods, Inc. (the “Company”) was incorporated on April 1, 2009, under the laws of the State of Delaware. On April 27, 2009, the Company acquired from its stockholders 98.94% of the issued and outstanding shares of Save Foods Ltd., including preferred and common stock.

Save Foods Ltd. was incorporated in 2004 and commenced its operations in 2005. Save Foods Ltd. develops, produces, and focuses on delivering innovative solutions for the food industry aimed at improving food safety and prolonging shelf life of fresh produce.

The Company’s common stock is quoted on the OTC, Pink Tier, under the symbol “SAFO”.

B.	Reverse stock split

On April 23, 2019, the Company amended and restated its Certificate of Incorporation to effect a 15 to 1 reverse stock split of the Company’s outstanding Common Stock.

As a result of the reverse stock split, which became effective on June 11, 2019, every 15 shares of the Company’s outstanding Common Stock prior to the effect of that amendment was combined and reclassified into one share of the Company’s Common Stock. No fractional shares were issued in connection with or following the reverse split. The number of outstanding shares of the Company’s Common Stock and par value of the shares remained unchanged.

On February 23, 2021, the Company amended its Certificate of Incorporation to effect a 7 to 1 reverse stock split of the Company’s outstanding Common Stock.

As a result of the reverse stock split, every 7 shares of the Company’s outstanding Common Stock prior to the effect of that amendment was combined and reclassified into one share of the Company’s Common Stock. No fractional shares were issued in connection with or following the reverse split. The number of authorized capital of the Company’s Common Stock and par value of the shares remained unchanged.

All share, stock option and per share information in these condensed consolidated financial statements have been restated to reflect the stock split on a retroactive basis.

C.	Going concern uncertainty

Since its incorporation (April 1, 2009), the Company has not had any operations other than those carried out by Save Foods Ltd. The development and commercialization of Save Foods Ltd.’s products will require substantial expenditures. Save Foods Ltd. and the Company have not yet generated sufficient revenues from their operations to fund the Group’s (as defined below) activities and are therefore dependent upon external sources for financing their operations. There can be no assurance that the Company will succeed in obtaining the necessary financing to continue its operations. As of December 31, 2020, the Company had $242,900 in cash, a negative working capital of $290,062 and an accumulated deficit of $12,277,647.

The Company will need to secure additional capital in the future in order to meet its anticipated liquidity needs primarily through the sale of additional Common Stock or other equity securities and/or debt financing. Funds from these sources may not be available to the Company on acceptable terms, if at all, and the Company cannot give assurance that it will be successful in securing such additional capital.

The Company focuses its solutions towards vegetables and fruits which are considered the largest in terms of worldwide consumption. Among other things, the Company tries to cooperate with major fruit packing houses in Israel and abroad.

These factors raise substantial doubt about Save Foods Ltd. and the Company’s ability to continue as a going concern. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

D.	In December 2019, a novel strain of coronavirus, COVID-19, was identified in Wuhan, China. This virus continues to spread globally and, has spread to over 180 countries, including the United States and Israel. The spread of COVID-19 from China to other countries has resulted in the World Health Organization declaring the outbreak of COVID-19 as a “pandemic,” or a worldwide spread of a new disease, on March 11, 2020. Many countries around the world have imposed quarantines and restrictions on travel and mass gatherings to slow the spread of the virus, including in the United States and in Israel. Governments may divert spending from other budgeted resources as they seek to reduce and/or stop the spread of an infectious disease, such as COVID-19. Such events may result in a period of business and manufacturing disruption, and in reduced operations, any of which could materially affect the Company’s business, financial condition and results of operations. The extent to which COVID-19 impacts the Company’s business will depend on future developments, which are highly uncertain and cannot be predicted, including new information which may emerge concerning the severity of COVID-19 and the actions to contain COVID-19 or treat its impact, among others. The Company believes it is taking appropriate actions to mitigate the negative impacts. However, the full impact of COVID-19 is unknown and cannot be reasonably estimated as these events occurred subsequent to year end and are still developing.

E.	Risk factors

The Company and Save Foods Ltd. (collectively, the “Group”) face a number of risks, including uncertainties regarding finalization of the development process, demand and market acceptance of the Group’s products, the effects of technological changes, competition and the development of products by competitors. Additionally, other risk factors also exist, such as the ability to manage growth and the effect of planned expansion of operations on the Group’s future results. In addition, the Group expects to continue incurring significant operating costs and losses in connection with the development of its products and increased marketing efforts. As mentioned above, the Group has not yet generated significant revenues from its operations to fund its activities, and therefore the continuance of its activities as a going concern depends on the receipt of additional funding from its current stockholders and investors or from third parties.